LAND USE RIGHTS, NET (Details) - LAND USE RIGHTS - USD ($) $ in Thousands	Feb. 28, 2025	Feb. 29, 2024
LAND USE RIGHTS, NET
Land use rights	$ 214,933	$ 214,722
Less: accumulated amortization	(24,959)	(20,748)
Add: foreign exchange difference	(7,094)	(4,925)
Land use rights, net	$ 182,880	$ 189,049